Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	INTERNATIONAL TOWER HILL MINES LTD.
Entity Central Index Key	0001134115